Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) $ in Thousands, ₪ in Billions	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2010 ILS (₪)
Derivative [Line Items]
Derivative, Notional Amount			$ 287,000	₪ 1.1
Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	$ 69,831	$ 710,258
Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	867,392	203,523
Euro | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	46,094	53,154
Euro | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	132,220	157,077
United Kingdom, Pounds | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	10,820	7,398
United Kingdom, Pounds | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	35,460	23,614
NIS | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	5,500	629,912
NIS | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	697,467	0
Other Currency | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	7,417	19,794
Other Currency | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	$ 2,245	$ 22,832